STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 19.8%
Europe - 0.0% (a)
Earthquake - 0.0% (a)
Azzurro Re II Class A
(3 Month Euribor + 4.500%), 01/17/2024 (b)(c)(d)(e) (Cost: $360,807; Original Acquisition Date: 07/06/2020)	EUR	319,000	$387,780

Global - 5.8%
Earthquake - 0.6%
Acorn Re 2018-1 Class A
(3 Month Libor USD + 2.750%), 11/10/2021 (b)(c)(d)(e) (Cost: $6,413,000; Original Acquisition Date: 07/03/2018)		$6,413,000	6,439,935
IBRD CAR 116
(3 Month Libor USD + 2.500%), 02/15/2021 (b)(c)(d)(e) (Cost: $6,951,341; Original Acquisition Date: 05/08/2019)		6,954,000	6,949,132
IBRD CAR 117
(3 Month Libor USD + 3.000%), 02/15/2021 (b)(c)(d)(e) (Cost: $3,338,688; Original Acquisition Date: 10/15/2019)		3,341,000	3,338,828
IBRD CAR 123 Class A
(3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e) (Cost: $588,000; Original Acquisition Date: 11/15/2019)		588,000	585,001

			17,312,896

Multiperil - 5.2%
Atlas Capital 2020 DAC 2020-1
(T-Bill 3 Month + 8.250%), 06/10/2024 (b)(c)(d)(e) (Cost: $16,135,000; Original Acquisition Date: 04/23/2020)		16,135,000	16,570,645
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 12.180%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,564,000; Original Acquisition Date: 05/24/2019)		4,564,000	4,576,779
Hypatia Ltd. 2020-1 Class A
(T-Bill 3 Month + 6.750%), 06/07/2023 (b)(c)(d)(e) (Cost: $2,737,000; Original Acquisition Date: 07/10/2020)		2,737,000	2,873,576
Hypatia Ltd. 2020-1 Class B
(T-Bill 3 Month + 9.750%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,211,000; Original Acquisition Date: 07/10/2020)		4,211,000	4,477,977
Kendall Re 2018-1 Class A
(3 Month Libor USD + 5.250%), 05/06/2021 (b)(c)(d)(e) (Cost: $9,458,055; Original Acquisition Date: 04/19/2018)		9,507,000	9,521,261
Kilimanjaro Re II 2017-1 Class A-1
(6 Month Libor USD + 10.610%), 04/20/2021 (b)(c)(d)(e) (Cost: $13,834,000; Original Acquisition Date: 04/06/2017)		13,834,000	13,972,340
Kilimanjaro Re II 2017-1 Class B-1
(6 Month Libor USD + 7.910%), 04/20/2021 (b)(c)(d)(e) (Cost: $28,974,902; Original Acquisition Date: 04/06/2017)		28,976,000	29,157,100
Kilimanjaro Re II 2017-1 Class C-1
(6 Month Libor USD + 6.300%), 04/20/2021 (b)(c)(d)(e) (Cost: $18,974,273; Original Acquisition Date: 04/06/2017)		18,973,000	19,124,784
Kilimanjaro Re II 2017-2 Class A-2
(6 Month Libor USD + 10.610%), 04/21/2022 (b)(c)(d)(e) (Cost: $5,929,000; Original Acquisition Date: 04/06/2017)		5,929,000	5,926,628
Kilimanjaro Re II 2017-2 Class B-2
(6 Month Libor USD + 7.910%), 04/21/2022 (b)(c)(d)(e) (Cost: $8,893,000; Original Acquisition Date: 04/06/2017)		8,893,000	8,901,893
Kilimanjaro Re II 2017-2 Class C-2
(6 Month Libor USD + 6.300%), 04/21/2022 (b)(c)(d)(e) (Cost: $6,640,000; Original Acquisition Date: 04/06/2017)		6,640,000	6,670,876
Matterhorn Re Ltd 2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,049,000; Original Acquisition Date: 01/29/2020)		3,049,000	3,004,790
Northshore Re 2018-1 Class A
(3 Month Libor USD + 8.000%), 07/08/2022 (b)(c)(d)(e) (Cost: $9,227,962; Original Acquisition Date: 07/02/2018)		9,290,000	9,433,531
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.660%), 07/07/2023 (b)(c)(d)(e) (Cost: $3,905,000; Original Acquisition Date: 06/21/2019)		3,905,000	3,977,828

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Resilience Re Series 1711A	$25,000,000	$–
0.000%, 05/01/2021 (b)(e)(f)(h) (Cost: $238,865; Original Acquisition Date: 02/06/2017)
Resilience Re Series 1741A	75,000,000	–
0.000%, 04/06/2021 (b)(e)(f)(h) (Cost: $205,044; Original Acquisition Date: 04/10/2017)

		138,190,008

		155,502,904

Japan - 1.0%
Earthquake - 0.6%
Kizuna Re II 2018-1 Class B
(T-Bill 3 Month + 2.500%), 04/11/2023 (b)(c)(d)(e) (Cost: $388,000; Original Acquisition Date: 03/16/2018)	388,000	388,000
Nakama Re 2016-1 Class 2
(6 Month Libor USD + 3.250%), 10/13/2021 (b)(c)(d)(e) (Cost: $10,170,000; Original Acquisition Date: 09/21/2016)	10,170,000	10,167,457
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e) (Cost: $1,728,304; Original Acquisition Date: 03/11/2019)	1,744,000	1,736,675
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e) (Cost: $3,334,275; Original Acquisition Date: 05/02/2019)	3,362,000	3,354,604
Nakama Re 2020-1 Class 1
(T-Bill 3 Month + 2.200%), 01/14/2025 (b)(c)(d)(e) (Cost: $871,000; Original Acquisition Date: 02/04/2020)	871,000	871,915

		16,518,651

Multiperil - 0.2%
Akibare Re 2018-1 Class A
(3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e) (Cost: $2,895,215; Original Acquisition Date: 01/29/2020)	2,960,000	2,965,180
Akibare Re 2018-1 Class B
(3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e) (Cost: $2,623,060; Original Acquisition Date: 03/09/2020)	2,669,000	2,675,139

		5,640,319

Windstorm - 0.2%
Aozora Re 2017-1 Class A
(6 Month Libor USD + 2.000%), 04/07/2021 (b)(c)(d)(e) (Cost: $4,717,236; Original Acquisition Date: 01/31/2020)	4,733,000	4,734,183

		26,893,153

Mexico - 0.3%
Earthquake - 0.2%
IBRD CAR 125 Class A
(3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,619,000; Original Acquisition Date: 02/28/2020)	3,619,000	3,562,363
IBRD CAR 126 Class B
(3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $639,000; Original Acquisition Date: 02/28/2020)	639,000	630,629

		4,192,992

Windstorm - 0.1%
IBRD CAR 127 Class C
(3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,479,387; Original Acquisition Date: 02/28/2020)	3,479,000	3,488,219

		7,681,211

United States - 12.7%
Earthquake - 2.7%
Merna Re 2018-1 Class A
(T-Bill 3 Month + 2.000%), 04/08/2021 (b)(c)(d)(e) (Cost: $4,007,000; Original Acquisition Date: 03/26/2018)	4,007,000	4,006,399
Sutter Re 2020-2 Class A
(T-Bill 3 Month + 5.000%), 06/06/2022 (b)(c)(d)(e) (Cost: $13,219,000; Original Acquisition Date: 05/13/2020)	13,219,000	13,475,449

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Sutter Re 2020-2 Class F
(T-Bill 3 Month + 8.500%), 06/06/2022 (b)(c)(d)(e) (Cost: $12,227,000; Original Acquisition Date: 05/13/2020)	$12,227,000	$12,516,780
Ursa Re 2018-1 Class D
(T-Bill 3 Month + 5.230%), 09/24/2021 (b)(c)(d)(e) (Cost: $15,966,108; Original Acquisition Date: 09/07/2018)	16,012,000	16,052,030
Ursa Re 2019-1 Class C
(T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e) (Cost: $12,152,000; Original Acquisition Date: 11/20/2019)	12,152,000	12,279,596
Ursa Re II 2020-1 Class AA
(T-Bill 3 Month + 3.750%), 12/07/2023 (b)(c)(d)(e) (Cost: $3,683,000; Original Acquisition Date: 10/08/2020)	3,683,000	3,760,343
Ursa Re II 2020-1 Class D
(T-Bill 3 Month + 6.250%), 12/07/2023 (b)(c)(d)(e) (Cost: $9,303,000; Original Acquisition Date: 10/08/2020)	9,303,000	9,486,269

		71,576,866

Fire - 0.0% (a)
SD Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e) (Cost: $1,062,000; Original Acquisition Date: 07/02/2020)	1,062,000	1,061,363

Flood - 1.4%
FloodSmart Re 2018 Class A
(T-Bill 3 Month + 11.830%), 08/06/2024 (b)(c)(e) (Cost: $7,972,753; Original Acquisition Date: 04/20/2020)	8,107,000	8,305,622
FloodSmart Re 2018 Class B
(T-Bill 3 Month + 14.080%), 08/06/2024 (b)(c)(e) (Cost: $13,031,045; Original Acquisition Date: 04/21/2020)	13,473,000	13,735,724
FloodSmart Re 2019 Class A
(T-Bill 3 Month + 11.830%), 03/07/2022 (b)(c)(e) (Cost: $11,953,676; Original Acquisition Date: 04/22/2020)	12,203,000	12,271,337
FloodSmart Re 2019 Class B
(T-Bill 3 Month + 15.080%), 03/07/2022 (b)(c)(e) (Cost: $616,417; Original Acquisition Date: 07/17/2020)	632,000	631,431
FloodSmart Re 2020 Class A
(T-Bill 3 Month + 11.000%), 02/27/2026 (b)(c)(e) (Cost: $719,588; Original Acquisition Date: 07/22/2020)	736,000	737,030
FloodSmart Re 2020 Class B
(T-Bill 3 Month + 14.500%), 02/27/2023 (b)(c)(e) (Cost: $3,408,764; Original Acquisition Date: 04/28/2020)	3,500,000	3,541,125

		39,222,269

Multiperil - 5.7%
Armor Re II 2019-1 Class A
(T-Bill 3 Month + 6.330%), 06/08/2022 (b)(c)(d)(e) (Cost: $5,180,820; Original Acquisition Date: 05/09/2019)	5,219,000	5,258,925
Bonanza Re 2020-1 Class A
(T-Bill 3 Month + 4.750%), 02/20/2024 (b)(c)(d)(e) (Cost: $2,025,000; Original Acquisition Date: 02/13/2020)	2,025,000	2,027,329
Bowline 2018-1 Class A
(T-Bill 3 Month + 4.760%), 05/23/2022 (b)(c)(d)(e) (Cost: $7,246,782; Original Acquisition Date: 05/10/2018)	7,262,000	7,295,768
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e) (Cost: $3,983,000; Original Acquisition Date: 03/08/2019)	3,983,000	4,020,042
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e) (Cost: $4,656,065; Original Acquisition Date: 03/08/2019)	4,662,000	4,746,382
Caelus Re 2018-1 Class A
(T-Bill 3 Month + 3.190%), 06/07/2021 (b)(c)(d)(e) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	2,171,610
Caelus Re 2018-1 Class B
(T-Bill 3 Month + 4.030%), 06/07/2021 (b)(c)(d)(e) (Cost: $1,743,791; Original Acquisition Date: 05/04/2018)	1,745,000	846,325

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Caelus Re 2018-1 Class C
(T-Bill 3 Month + 7.240%), 06/07/2021 (b)(c)(d)(e)(f) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	$3,218,000	$756,230
Caelus Re 2018-1 Class D
(T-Bill 3 Month + 10.700%), 06/07/2021 (b)(c)(d)(e)(f) (Cost: $536,000; Original Acquisition Date: 05/04/2018)	536,000	41,540
Caelus Re 2020-1 Class A-1
(T-Bill 3 Month + 5.500%), 06/07/2023 (b)(c)(d)(e) (Cost: $1,095,881; Original Acquisition Date: 04/20/2020)	1,135,000	1,149,187
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.500%), 06/05/2024 (b)(c)(d)(e) (Cost: $2,476,500; Original Acquisition Date: 04/27/2017)	2,476,500	2,265,997
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	79,408
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $1,400,468; Original Acquisition Date: 04/27/2017)	1,400,468	140
Easton Re 2020-1 Class A
(T-Bill 3 Month + 4.000%), 01/08/2027 (b)(c)(d)(e) (Cost: $1,397,000; Original Acquisition Date: 12/15/2020)	1,397,000	1,395,114
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 0.500%), 03/06/2021 (b)(c)(d)(e)(f) (Cost: $632,841; Original Acquisition Date: 02/12/2016)	632,841	417,928
Fortius Re 2017-1
(6 Month Libor USD + 3.420%), 07/07/2021 (b)(c)(d)(e) (Cost: $740,000; Original Acquisition Date: 07/14/2017)	740,000	742,146
Herbie Re 2020-1 Class A
(T-Bill 3 Month + 9.000%), 07/08/2024 (b)(c)(d)(e) (Cost: $5,101,000; Original Acquisition Date: 06/09/2020)	5,101,000	5,253,265
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 15.750%), 12/19/2023 (b)(c)(d)(e) (Cost: $14,155,618; Original Acquisition Date: 04/28/2020)	14,750,000	14,747,050
Kilimanjaro III Re 2019-1 Class A-2
(T-Bill 3 Month + 15.750%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,437,644; Original Acquisition Date: 04/29/2020)	10,883,000	10,894,427
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 13.610%), 05/06/2022 (b)(c)(d)(e) (Cost: $5,391,872; Original Acquisition Date: 04/18/2018)	5,671,000	5,628,468
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.940%), 05/06/2022 (b)(c)(d)(e) (Cost: $5,381,688; Original Acquisition Date: 04/18/2018)	5,389,000	5,402,742
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $2,538,643; Original Acquisition Date: 04/18/2018)	2,660,000	2,596,958
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,937,830
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (b)(c)(d)(e) (Cost: $6,047,162; Original Acquisition Date: 10/04/2018)	6,054,000	6,047,341
MetroCat Re 2020-1 Class A
(T-Bill 3 Month + 5.500%), 05/28/2024 (b)(c)(e) (Cost: $2,495,896; Original Acquisition Date: 05/06/2020)	2,467,000	2,502,278
Mona Lisa Re 2020-1 Class A
(T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(e) (Cost: $3,937,515; Original Acquisition Date: 03/20/2020)	4,000,000	4,042,000
Mystic Re IV 2021-1 Class A
(T-Bill 3 Month + 9.000%), 12/08/2027 (b)(c)(d)(e) (Cost: $1,862,000; Original Acquisition Date: 12/15/2020)	1,862,000	1,856,693
Residential Re 2015-I Class 10
(T-Bill 3 Month + 0.500%), 03/06/2021 (b)(c)(d)(e)(f) (Cost: $8,171,509; Original Acquisition Date: 05/21/2015)	8,171,509	817,151
Residential Re 2016-I Class 10
(T-Bill 3 Month + 0.500%), 03/06/2021 (b)(c)(d)(e)(f) (Cost: $1,353,174; Original Acquisition Date: 04/28/2016)	1,353,174	68

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Residential Re 2017-I Class 11
(T-Bill 3 Month + 5.170%), 06/06/2024 (b)(c)(d)(e) (Cost: $6,731,000; Original Acquisition Date: 04/19/2017)	$6,731,000	$6,240,310
Residential Re 2017-II Class 2
(T-Bill 3 Month + 13.040%), 12/06/2021 (b)(c)(d)(e) (Cost: $958,473; Original Acquisition Date: 05/27/2020)	989,000	986,181
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.360%), 06/06/2025 (b)(c)(d)(e) (Cost: $7,344,176; Original Acquisition Date: 04/30/2018)	7,353,000	7,179,837
Residential Re 2019-I Class 12
(T-Bill 3 Month + 8.680%), 06/06/2023 (b)(c)(d)(e) (Cost: $505,000; Original Acquisition Date: 05/08/2019)	505,000	498,511
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,082,107; Original Acquisition Date: 05/08/2019)	1,088,000	1,072,986
Residential Re 2019-II Class 2
(T-Bill 3 Month + 12.370%), 12/06/2027 (b)(c)(d)(e) (Cost: $1,294,000; Original Acquisition Date: 11/05/2019)	1,294,000	1,289,795
Residential Re 2020-I Class 13
(T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $1,759,000; Original Acquisition Date: 05/27/2020)	1,759,000	1,760,407
Residential Re 2020-II Class 1
23.917%, 12/06/2021 (b)(d)(e)(h) (Cost: $463,026; Original Acquisition Date: 10/30/2020)	586,000	439,441
Residential Re 2020-II Class 3
(T-Bill 3 Month + 8.250%), 12/06/2024 (b)(c)(d)(e) (Cost: $586,000; Original Acquisition Date: 10/30/2020)	586,000	583,334
Residential Re 2020-II Class 4
(T-Bill 3 Month + 6.250%), 12/06/2024 (b)(c)(d)(e) (Cost: $1,269,000; Original Acquisition Date: 10/30/2020)	1,269,000	1,273,949
Sanders Re 2017-1 Class A
(6 Month Libor USD + 2.930%), 12/06/2021 (b)(c)(d)(e) (Cost: $4,540,477; Original Acquisition Date: 03/01/2019)	4,573,000	4,550,364
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (b)(c)(d)(e) (Cost: $14,986,340; Original Acquisition Date: 03/23/2018)	15,079,000	13,624,630
Sanders Re II 2020-1 Class A
(3 Month Libor USD + 4.500%), 04/07/2024 (b)(c)(d)(e) (Cost: $2,689,000; Original Acquisition Date: 03/18/2020)	2,689,000	2,711,453
Spectrum Capital Ltd. 2017-1 A
(6 Month Libor USD + 5.750%), 06/08/2021 (b)(c)(d)(e) (Cost: $2,343,000; Original Acquisition Date: 06/13/2017)	2,343,000	2,346,397
Stratosphere Re 2020-1 Class A
(T-Bill 3 Month + 2.750%), 02/07/2027 (b)(c)(d)(e) (Cost: $563,740; Original Acquisition Date: 04/20/2020)	568,000	567,915
Tailwind Re 2017-1 Class A
(T-Bill 3 Month + 7.650%), 01/08/2022 (b)(c)(d)(e) (Cost: $1,959,767; Original Acquisition Date: 10/14/2020)	1,936,000	1,952,553
Tailwind Re 2017-1 Class B
(T-Bill 3 Month + 9.460%), 01/08/2022 (b)(c)(d)(e) (Cost: $3,757,788; Original Acquisition Date: 06/11/2019)	3,743,000	3,776,500
Tailwind Re 2017-1 Class C
(T-Bill 3 Month + 11.550%), 01/08/2022 (b)(c)(d)(e) (Cost: $3,020,094; Original Acquisition Date: 08/02/2019)	3,027,000	3,047,432

		151,842,337

Windstorm - 2.9%
Alamo Re 2018-1 Class A
(T-Bill 3 Month + 3.400%), 06/07/2024 (b)(c)(d)(e) (Cost: $4,487,484; Original Acquisition Date: 07/03/2018)	4,506,000	4,526,502
Alamo Re 2019-1 Class A
(T-Bill 3 Month + 4.450%), 06/08/2022 (b)(c)(d)(e) (Cost: $2,792,000; Original Acquisition Date: 05/21/2019)	2,792,000	2,813,778
Alamo Re 2020-1 Class A
(T-Bill 3 Month + 5.750%), 06/08/2023 (b)(c)(d)(e) (Cost: $12,320,000; Original Acquisition Date: 05/29/2020)	12,320,000	12,804,792

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Blue Halo Re 2020-1 Class A
(T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $3,616,000; Original Acquisition Date: 06/16/2020)	$3,616,000	$3,733,158
Bonanza Re 2020-2 Class A
(T-Bill 3 Month + 4.750%), 12/23/2028 (b)(c)(d)(e) (Cost: $1,490,000; Original Acquisition Date: 12/15/2020)	1,490,000	1,486,871
Cape Lookout Re 2019-1 Class A
(T-Bill 3 Month + 4.240%), 02/25/2022 (b)(c)(d)(e) (Cost: $13,603,381; Original Acquisition Date: 02/11/2019)	13,609,000	13,853,962
Cape Lookout Re 2019-2 Class A
(T-Bill 3 Month + 6.490%), 05/09/2022 (b)(c)(d)(e) (Cost: $2,560,000; Original Acquisition Date: 06/14/2019)	2,560,000	2,614,784
Citrus Re 2016-1 Class D-50
(T-Bill 3 Month + 0.100%), 02/25/2021 (b)(c)(d)(e)(f) (Cost: $4,189,217; Original Acquisition Date: 02/19/2016)	4,189,217	1,048
Citrus Re 2017-1 Class A
(6 Month Libor USD + 5.310%), 03/20/2023 (b)(c)(d)(e)(f)(g) (Cost: $1,100,416; Original Acquisition Date: 03/06/2017)	1,100,416	253,206
Everglades II 2020-2 A
(T-Bill 3 Month + 6.250%), 05/04/2023 (b)(c)(d)(e) (Cost: $1,649,000; Original Acquisition Date: 05/21/2020)	1,649,000	1,679,424
Everglades Re II 2018-1 A
(T-Bill 3 Month + 4.730%), 05/04/2021 (b)(c)(d)(e) (Cost: $8,030,000; Original Acquisition Date: 05/09/2018)	8,030,000	8,076,574
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $506,000; Original Acquisition Date: 05/16/2019)	506,000	508,176
Integrity Re 2020-1 Class A
(3 Month Libor USD + 7.250%), 04/12/2023 (b)(c)(e) (Cost: $2,061,000; Original Acquisition Date: 03/18/2020)	2,061,000	2,117,162
Manatee Re II 2018-1 Class A
(T-Bill 3 Month + 4.530%), 06/07/2021 (b)(c)(d)(e) (Cost: $4,274,614; Original Acquisition Date: 03/22/2018)	4,280,000	4,296,906
Manatee Re II 2018-1 Class B
(T-Bill 3 Month + 8.280%), 06/07/2021 (b)(c)(d)(e) (Cost: $2,291,767; Original Acquisition Date: 03/22/2018)	2,299,000	2,300,494
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.620%), 06/07/2022 (b)(c)(d)(e) (Cost: $507,000; Original Acquisition Date: 05/23/2019)	507,000	504,693
Matterhorn Re Ltd 2020-1 Class B
(T-Bill 3 Month + 7.500%), 12/07/2021 (b)(c)(d)(e) (Cost: $6,058,042; Original Acquisition Date: 03/12/2020)	6,108,000	6,101,281
Matterhorn Re Ltd 2020-2 Class B
(T-Bill 3 Month + 6.250%), 12/07/2021 (b)(c)(d)(e) (Cost: $4,342,656; Original Acquisition Date: 01/29/2020)	4,347,000	4,343,088
Matterhorn Re Ltd 2020-4 Class A
(T-Bill 3 Month + 10.000%), 12/07/2021 (b)(c)(d)(e) (Cost: $1,065,000; Original Acquisition Date: 06/25/2020)	1,065,000	1,082,785
Matterhorn Re Ltd 2020-4 Class B
6.036%, 12/07/2021 (b)(d)(e)(h) (Cost: $3,608,404; Original Acquisition Date: 06/25/2020)	3,928,000	3,647,541
		76,746,225

		340,449,060

TOTAL EVENT LINKED BONDS (Cost $548,819,603)		530,914,108

PARTICIPATION NOTES - 3.3%
Global - 3.3%
Multiperil - 3.3%
Alturas Re 2019-1 Class A
03/10/2023 (b)(d)(e)(f)(g) (Cost: $20,001; Original Acquisition Date: 12/20/2018)	20,001	46,976
Alturas Re 2020-1 Class B
03/10/2023 (b)(d)(e)(f)(g)(i) (Cost: $4,600,000; Original Acquisition Date: 12/27/2019)	4,600,000	2,378,200
Eden Re II 2018-1 Class A
03/22/2022 (b)(d)(e)(f)(g) (Cost: $18,527; Original Acquisition Date: 12/15/2017)	18,527	246,606

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Eden Re II 2018-1 Class B
03/22/2022 (b)(d)(e)(f)(g) (Cost: $91,003; Original Acquisition Date: 12/27/2017)	$91,003	$3,033,880
Eden Re II 2019-1 Class B
03/22/2023 (b)(d)(e)(f)(g) (Cost: $70,358; Original Acquisition Date: 12/19/2018)	70,357	2,096,209
Eden Re II 2020-1 Class B
03/22/2024 (b)(d)(e)(f)(i) (Cost: $5,000,000; Original Acquisition Date: 12/26/2019)	5,000,000	10,285,767
Eden Re II 2021-1 Class B
03/21/2025 (b)(d)(e)(f)(i) (Cost: $22,500,000; Original Acquisition Date: 12/21/2020)	22,500,000	22,643,244
Limestone Re 2016-1
08/31/2021 (b)(d)(e)(f)(g) (Cost: $23,371; Original Acquisition Date: 09/12/2017)	64,520	49,743
Limestone Re 2018-1 A
03/01/2022 (b)(d)(e)(f) (Cost: $1,188; Original Acquisition Date: 06/20/2018)	9,000	64,308
Limestone Re 2019-1 B
09/09/2022 (b)(d)(e)(f)(g) (Cost: $48,606; Original Acquisition Date: 12/24/2018)	24,559	248,650
Limestone Re 2019-2 B
03/01/2023 (b)(d)(e)(f)(i) (Cost: $1,039,859; Original Acquisition Date: 06/25/2019)	1,039,859	1,870,342
Limestone Re 2020-2 B
10/01/2024 (b)(d)(e)(f)(i) (Cost: $9,100,000; Original Acquisition Date: 06/26/2020)	9,100,000	9,677,395
Sector Re V Series 10 Class A
03/01/2025 (b)(e)(f)(i) (Cost: $10,000,000; Original Acquisition Date: 04/24/2020)	10,000,000	12,112,061
Sector Re V Series 10 Class B
03/01/2025 (b)(e)(f)(i) (Cost: $10,666,131; Original Acquisition Date: 04/24/2020)	10,666,131	12,918,883
Sector Re V Series 9 Class A
03/01/2023 (b)(e)(f)(i) (Cost: $4,561,699; Original Acquisition Date: 04/24/2019)	4,561,699	1,958,362
Sector Re V Series 9 Class B
03/01/2023 (b)(e)(f)(i) (Cost: $2,549,056; Original Acquisition Date: 04/24/2019)	2,549,056	1,094,324
Sector Re V Series 9 Class D
12/01/2024 (b)(e)(f)(i) (Cost: $319,973; Original Acquisition Date: 12/10/2019)	319,973	801,985
Sector Re V Series 9 Class G
03/01/2023 (b)(e)(f) (Cost: $23,759; Original Acquisition Date: 04/24/2019)	23,759	619,111
Sussex Re 2020-A
12/31/2022 (e)(f)(g) (Cost: $0; Original Acquisition Date: 01/22/2020)	3,868,355	395,132
Sussex Re 2021-A
12/31/2022 (b)(d)(e)(f)(g) (Cost: $2,471,645; Original Acquisition Date: 12/29/2020)	2,471,645	2,487,252
Versutus 2017 A-5
04/15/2021 (b)(e)(f)(g)(i) (Cost: $1,665,037; Original Acquisition Date: 12/28/2016)	1,917,360	131,887
Versutus 2018 A-5
12/31/2021 (b)(e)(f)(i) (Cost: $484,140; Original Acquisition Date: 12/15/2017)	3,787,810	—
Versutus 2019-B
12/31/2022 (b)(e)(f)(g) (Cost: $4,067,991; Original Acquisition Date: 12/21/2018)	35,000,000	1,586,644
Williamsburg (Horseshoe Re)
08/31/2021 (b)(e)(f)(g) (Cost: $0; Original Acquisition Date: 12/15/2016)	1,602,021	711

TOTAL PARTICIPATION NOTES (Cost $79,322,344)		86,747,672

	SHARES
PREFERENCE SHARES - 59.2%
Global - 58.4%
Marine/Energy - 0.0% (a)
Kauai (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $27,411,567; Original Acquisition Date: 01/07/2016)	51,394	11

Multiperil - 58.4%
Altiplano (Mt. Logan Re) (b)(e)(f)(i) (Cost: $33,500,000; Original Acquisition Date: 06/01/2018)	33,500	13,774,359
Arenal (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $47,236,033; Original Acquisition Date: 05/07/2015)	165,450	36,030,420
Baldwin (Horseshoe Re) (b)(e)(f)(g)(i) (Cost: $42,549,921; Original Acquisition Date: 01/04/2018)	1,328,746	2,210,059
Biscayne (Artex Segregated Account Company) (b)(e)(f) (Cost: $0; Original Acquisition Date: 04/30/2014)	46,979	860,125
Bowery (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $89,892,055; Original Acquisition Date: 09/29/2017)	200,075	67,146,089
Brighton (Horseshoe Re) (b)(e)(f)(g)(i) (Cost: $98,642,504; Original Acquisition Date: 06/12/2020)	1,022,526	107,737,840
Cardinal Re 2015-1 (b)(e)(f)(g)(i) (Cost: $55,715,759; Original Acquisition Date: 07/29/2015)	149	44,767,654

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

	SHARES	VALUE
Carlsbad 2 (Artex Segregated Account Company) (b)(e)(f)(g) (Cost: $0; Original Acquisition Date: 12/19/2014)	190,319	$2,986,549
Cumberland (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $29,918,817; Original Acquisition Date: 04/10/2015)	28,898	10,616,849
Cypress (Horseshoe Re) (b)(e)(f)(g)(i) (Cost: $30,191,196; Original Acquisition Date: 05/31/2017)	125,090,500	25,935,013
Edmund 2 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $30,490,064; Original Acquisition Date: 10/31/2017)	30,490	23,521,621
Emerald Lake (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $58,093,155; Original Acquisition Date: 12/16/2015)	504,899	22,517,785
Florblanca (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $26,480,971; Original Acquisition Date: 12/29/2016)	77,550	26,488,957
Freeport (Horseshoe Re) (b)(e)(f)(i) (Cost: $30,264,500; Original Acquisition Date: 04/04/2018)	750,718	—
Harambee Re 2017 (b)(e)(f)(g)(i) (Cost: $17,596; Original Acquisition Date: 12/20/2016)	37,992	89,003
Harambee Re 2018 (b)(e)(f)(g)(i) (Cost: $151,717; Original Acquisition Date: 12/15/2017)	151,717	322,268
Harambee Re 2019 (b)(e)(f)(g)(i) (Cost: $150,473; Original Acquisition Date: 12/21/2018)	150,473	298,399
Hatteras (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $79,779,874; Original Acquisition Date: 12/30/2014)	77,632	62,220,882
Hudson Charles (Mt. Logan Re) (b)(e)(f)(i) (Cost: $19,013,816; Original Acquisition Date: 01/02/2014)	19,014	16,430,443
Hudson Charles 2 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $19,105,594; Original Acquisition Date: 03/31/2017)	19,106	15,676,629
Hudson Charles 3 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $8,240,625; Original Acquisition Date: 06/19/2014)	8,241	6,606,512
Hudson Charles 4 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $10,968,750; Original Acquisition Date: 02/07/2018)	10,969	10,237,735
Hudson Paul (Mt. Logan Re) (b)(e)(f)(i) (Cost: $16,875,000; Original Acquisition Date: 01/02/2014)	16,875	14,917,878
Hudson Paul 3 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $21,093,800; Original Acquisition Date: 03/31/2017)	21,094	17,948,560
Hudson Paul 4 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $1,575,000; Original Acquisition Date: 02/07/2018)	1,575	1,428,499
Iseo (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	5,436,002
Kensington (Horseshoe Re) (b)(e)(f)(g) (Cost: $69,086,305; Original Acquisition Date: 08/16/2018)	954,585	96,545,414
Latigo (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $43,767,718; Original Acquisition Date: 01/06/2014)	473	36,417,903
Lorimer (Horseshoe Re) (b)(e)(f)(g) (Cost: $2,130,727; Original Acquisition Date: 01/03/2019)	501,528	4,436,171
LRe 2018 (Lorenz Re Ltd.) (b)(e)(f)(g)(i) (Cost: $53,225; Original Acquisition Date: 07/10/2018)	3,536	447,237
LRe 2019 (Lorenz Re Ltd.) (b)(e)(f)(g)(i) (Cost: $5,500,000; Original Acquisition Date: 07/30/2019)	55,000	3,915,253
Mackinac (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $11,173,894; Original Acquisition Date: 02/05/2015)	55,584	20,515,858
Madison (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $66,063,165; Original Acquisition Date: 12/12/2016)	97,141	55,764,699
Malibu (Horseshoe Re) (b)(e)(f)(g)(i) (Cost: $15,746,735; Original Acquisition Date: 11/08/2016)	15,746,735	10,892,788
Mohonk (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $77,159,598; Original Acquisition Date: 01/30/2019)	103	74,573,137
Mojave (Mt. Logan Re) (b)(e)(f)(i) (Cost: $31,719,991; Original Acquisition Date: 12/30/2014)	31,720	27,329,963
Mojave 2 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $15,859,996; Original Acquisition Date: 12/24/2015)	15,860	13,664,982
Mulholland (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $12,372,687; Original Acquisition Date: 12/26/2013)	114	—
Pelham (Horseshoe Re) (b)(e)(f)(g)(i) (Cost: $21,129,518; Original Acquisition Date: 01/02/2018)	264,553	3,815,229
Peregrine LCA (b)(e)(f)(g)(i) (Cost: $88,342,563; Original Acquisition Date: 12/27/2016)	12,839,275	89,738,906
Revelstoke (Artex Segregated Account Company) (b)(e)(f)(g) (Cost: $0; Original Acquisition Date: 01/28/2015)	15,350	17,928
Rondout (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $175,747,317; Original Acquisition Date: 06/19/2014)	184,131	165,338,289

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

	SHARES	VALUE
Sheepshead (Horseshoe Re) (b)(e)(f)(g)(i) (Cost: $93,012,746; Original Acquisition Date: 06/12/2020)	969,034	$102,144,374
Skytop (Artex Segregated Account Company) (b)(e)(f)(g) (Cost: $0; Original Acquisition Date: 01/09/2014)	210	2,763,944
SR0001 (Horseshoe Re) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 07/10/2015)	1,757	—
St. Kevins (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $25,001,106; Original Acquisition Date: 12/29/2016)	42,944	3,924,889
Sugarloaf (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $2,262,381; Original Acquisition Date: 01/12/2016)	19,288	—
Sussex Designated Investment Series (b)(e)(f)(g) (Cost: $2,733,920; Original Acquisition Date: 01/22/2019)	4,790	278,427
Sussex Designated Investment Series Dec 19 (b)(e)(f)(g)(i) (Cost: $1,420,564; Original Acquisition Date: 01/24/2020)	3,895	1,318,002
Sussex Designated Investment Series May 2019 (b)(e)(f)(g)(i) (Cost: $564,313; Original Acquisition Date: 06/20/2019)	1,378	213,393
Sutton (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $32,337,251; Original Acquisition Date: 03/24/2017)	42,693	6,059,473
Thopas Re 2018 (b)(e)(f)(g)(i) (Cost: $3,490,013; Original Acquisition Date: 12/08/2017)	81,287	141
Thopas Re 2019 (b)(e)(f)(g)(i) (Cost: $410,516; Original Acquisition Date: 12/21/2018)	4,812	547,509
Turing Re 2017-1 (b)(e)(f)(i) (Cost: $20,026,674; Original Acquisition Date: 05/23/2017)	400,000	—
Twin Lakes (Artex Segregated Account Company) (b)(e)(f)(g) (Cost: $5,711,434; Original Acquisition Date: 01/04/2016)	86,107	6,536,438
Viribus Re 2018 (b)(e)(f)(g) (Cost: $0; Original Acquisition Date: 12/22/2017)	1,416,046	111,890
Viribus Re 2019 (b)(e)(f)(g)(i) (Cost: $617,030; Original Acquisition Date: 12/26/2018)	601,833	47,311
Windsor (Horseshoe Re) (b)(e)(f)(g)(i) (Cost: $1,521,913; Original Acquisition Date: 12/29/2017)	1,230,204	31,650,780
Woodside (Horseshoe Re) (b)(e)(f)(g)(i) (Cost: $97,937,332; Original Acquisition Date: 06/12/2020)	1,012,875	106,702,055
Yellowstone (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	45,164
Yoho (Artex Segregated Account Company) (b)(e)(f) (Cost: $77,861,362; Original Acquisition Date: 05/16/2017)	357,363	42,430,859
Yorkville (Artex Segregated Account Company) (b)(e)(f)(g)(i) (Cost: $130,097,000; Original Acquisition Date: 05/31/2019)	143,394	122,236,585

		1,566,631,121

		1,566,631,132

United States - 0.8%
Multiperil - 0.0% (a)
SR0005 (Horseshoe Re) (b)(e)(f)(i) (Cost: $6,360,627; Original Acquisition Date: 04/15/2016)	6,966,774	—
Yosemite (Horseshoe Re) (b)(e)(f)(g) (Cost: $0; Original Acquisition Date: 07/11/2017)	162,602	4,985

		4,985

Windstorm - 0.8%
Riverdale (Horseshoe Re) (b)(e)(f)(g)(i) (Cost: $25,161,000; Original Acquisition Date: 06/10/2020)	251,610	21,753,042
SR0006 (Horseshoe Re) (b)(e)(f)(i) (Cost: $2,470,449; Original Acquisition Date: 08/09/2016)	39,381,541	—

		21,753,042

		21,758,027

TOTAL PREFERENCE SHARES (Cost $1,942,209,857)		1,588,389,159

PRIVATE FUND UNITS - 0.8%
Global - 0.8%
Multiperil - 0.8%
Aeolus Property Catastrophe J17 Keystone Fund (b)(e)(f)(g)(i) (Cost: $14,296,089; Original Acquisition Date: 01/20/2017)	16,342	8,668,471

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

	SHARES	VALUE
Aeolus Property Catastrophe J18 Keystone Fund (b)(e)(f)(g)(i) (Cost: $6,901,985; Original Acquisition Date: 02/20/2018)	6,897	$8,885,134
Aeolus Property Catastrophe J19 Keystone Fund (b)(d)(e)(f)(g)(i) (Cost: $667,239; Original Acquisition Date: 01/14/2019)	667	1,133,168
Aeolus Property Catastrophe MY17 Keystone Fund (b)(e)(f)(g)(i) (Cost: $5,588,874; Original Acquisition Date: 07/06/2017)	5,589	1,040,450
Aeolus Property Catastrophe MY18 Keystone Fund (b)(e)(f)(g)(i) (Cost: $3,105,726; Original Acquisition Date: 07/17/2018)	3,106	2,786,179

TOTAL PRIVATE FUND UNITS (Cost $30,559,913)		22,513,402

LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Global - 0.0%
Multiperil - 0.0%
Point Dume LLP (f)(i)(g)(j)		—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $50,015,324)		—

SHORT-TERM INVESTMENTS - 9.7%
Money Market Fund - 9.7%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.01% (k)	127,933,549	127,933,549
First American Government Obligations Fund - Class Z - 0.04% (k)	1,139,440	1,139,440
First American Treasury Obligations Fund - Class Z - 0.03% (k)	1,139,440	1,139,440
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (k)	129,072,989	129,072,989
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (k)	1,139,440	1,139,440

TOTAL SHORT-TERM INVESTMENTS (Cost $260,424,858)		260,424,858

TOTAL INVESTMENTS (Cost $2,911,351,899) - 92.8%		2,488,989,199

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%		192,605,670

TOTAL NET ASSETS - 100.0%		$2,681,594,869

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated a as percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $2,228,169,208. Foreign concentration is as follows: Bermuda: 79.6%, Cayman Islands: 1.3%, Supranational: 0.7%, Singapore: 0.7%, Ireland: 0.6%, and Great Britain: 0.2%.

(c)

Variable rate security. Reference rates as of January 31, 2021 are as follows: 3 Month Euribor -0.54%, 3 Month Libor 0.20%, T-Bill 3 Month 0.06%, and 6 Month Libor 0.22%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2021 was $539,292,139, which represented 20.1% of net assets.

(e)	Security is restricted as to resale.
(f)	Value determined using significant unobservable inputs.
(g)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $1,099,675,202, which represents 41.0% of net assets.
(h)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(i)	Non-income producing security.
(j)

The partnership is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed and is included on the Statement of Assets and Liabilities.

(k)	Rate shown is the 7-day effective yield.

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures, including fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there is no longer observable market data for these securities for the period ended January 31, 2021. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2021.

The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2021:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Europe	$—	$387,780	$—	$387,780
Global	—	155,502,904	—	155,502,904
Japan	—	26,893,153	—	26,893,153
Mexico	—	7,681,211	—	7,681,211
United States	—	338,082,341	2,366,719	340,449,060

Total Event-Linked Bonds	—	528,547,389	2,366,719	530,914,108
Participation Notes	—	—	86,747,672	86,747,672
Preference Shares

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Global	$—	$—	$1,566,631,132	$1,566,631,132
United States	—	—	21,758,027	21,758,027

Total Preference Shares	—	—	1,588,389,159	1,588,389,159
Private Fund Units (1)	—	—	22,513,402	22,513,402
Limited Liability Partnership	—	—	—	—
Money Market Funds	260,424,858	—	—	260,424,858

Total Assets	$260,424,858	$528,547,389	$1,700,016,952	$2,488,989,199

(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2021:

	Event- Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership	Swap Contracts
Beginning Balance - November 1, 2020	$9,931,444	$121,928,384	$1,855,362,126	$36,808,857	$—	$(2,452,778)
Acquisitions	3,825,460	24,971,645	—	—	—	—
Dispositions	(1,179,609)	(54,684,313)	(95,240,214)	(16,145,366)	(1,275,849)	2,500,000
Realized losses	(1,789,979)	(2,916,449)	(3,100,633)	(853,153)	—	(47,222)
Return of capital	—	(4,626,615)	(205,426,327)	—	—	—
Change in unrealized appreciation/(depreciation)	(9,218,367)	2,075,020	36,794,207	2,703,064	1,275,849	—
Transfers in/(out) Level 3	797,770	—	—	—	—	—

Ending Balance - January 31, 2021	$2,366,719	$86,747,672	$1,588,389,159	$22,513,402	$—	$—

As of January 31, 2021, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(11,202,817) for Event-Linked Bonds, $(482,719) for Participation Notes, $36,794,207 for Preference Shares, $2,703,064 for Private Fund Units, and $1,275,849 for Limited Liability Partnerships.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2021.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/21	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Participation Notes	Financial Services	$47,565,551	Insurance industry loss model	Estimated losses:	$0.0MM-$34.2MM	$2.5MM
				Estimated premiums earned:	$0.5MM-$34.9MM	$5.5MM

Preference Shares	Financial Services	$1,426,851,978	Insurance industry loss model	Estimated losses:	$0.0MM-$141.0MM	$19.1MM
				Estimated premiums earned:	$0.0MM-$231.7MM	$36.5MM

Private Fund Units	Financial Services	$22,513,402	Insurance industry loss model	Estimated losses:	$2.6MM-$56.0MM	$35.7MM
				Estimated premiums earned:	$9.1MM-$25.0MM	$19.8MM

Limited Liability Partnership	Financial Services	$—	Insurance industry loss model	Estimated losses:	$0.0MM-$69.4MM	$41.9MM
				Estimated premiums earned:	$0.0MM-$75.4MM	$48.1MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $2,366,719 for Event-Linked Bonds, $39,182,121 for Participation Notes, and $161,537,181 for Preference Shares.